UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen California Dividend Advantage Municipal Fund (NAC)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.4% (3.7% of Total Investments)

$5,000	California Statewide Community Development Authority, Certificates of Participation, Pride	11/09 at 102.00	N/R	$ 5,197,500
	Industries and Pride One Inc., Series 1999, 7.250%, 11/01/29

5,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	5,071,768
	Series 2003A-1, 6.250%, 6/01/33

	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Series
	2001A:
2,500	5.250%, 6/01/31	6/11 at 100.00	BBB	2,099,200
4,500	5.375%, 6/01/41	6/11 at 100.00	BBB	3,695,535

3,635	Southern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Senior	6/12 at 100.00	BBB	3,622,641
	Series 2001A, 5.250%, 6/01/27

	Education and Civic Organizations - 10.5% (7.2% of Total Investments)

615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	603,487
	University, Series 2003, 6.500%, 10/01/23

3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 100.00	AAA	3,338,910
	of the South Pacific, Series 2001, 5.500%, 11/01/17 - AMBAC Insured

700	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,	1/10 at 101.00	Aa2	734,230
	Series 2002A, 5.250%, 1/01/22

6,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%, 9/01/12	9/08 at 101.00	Aa2	6,529,200

	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
10,770	5.000%, 9/01/20 - FGIC Insured	9/10 at 101.00	AAA	11,298,807
11,305	5.000%, 9/01/21 - FGIC Insured	9/10 at 101.00	AAA	11,812,934

3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 -	5/13 at 100.00	AAA	3,786,685
	AMBAC Insured

	Healthcare - 14.1% (9.6% of Total Investments)

8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series	10/08 at 101.00	AAA	9,197,916
	1998B, 5.250%, 10/01/14 (Optional put 10/01/08)

15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	16,017,150
	Series 1999A, 6.125%, 12/01/30

2,160	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,	3/13 at 100.00	A	2,261,218
	Series 2003A, 5.000%, 3/01/15

8,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/10 at 101.00	Baa2	8,254,000
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30

10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center, Series	4/09 at 101.00	BBB	10,003,140
	1999A, 5.250%, 4/01/31

2,800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 1993,	1/05 at 101.00	A-	2,840,460
	5.250%, 1/01/08

2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series	6/12 at 101.00	A	2,639,200
	2002, 5.600%, 6/01/22

	Housing/Multifamily - 7.3% (5.0% of Total Investments)

7,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	7,619,532
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)

5,250	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue Refunding	8/12 at 105.00	Aaa	5,876,850
	Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments Project,	6/09 at 102.00	N/R	4,901,050
	Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)

7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding Bonds,	No Opt. Call	BBB+	7,939,575
	Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A, 5.200%, 6/15/29
	(Mandatory put 6/15/09)

	Long-Term Care - 2.4% (1.6% of Total Investments)

8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air Force	5/09 at 101.00	BBB-	8,757,380
	Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General - 22.6% (15.4% of Total Investments)

	California, General Obligation Refunding Bonds, Series 2002:
8,000	5.000%, 2/01/12	No Opt. Call	A	8,714,960
4,435	6.000%, 4/01/16 - AMBAC Insured	No Opt. Call	AAA	5,256,850

	California, General Obligation Bonds, Series 2003:
2,000	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	2,151,740
5,200	5.250%, 2/01/20	8/13 at 100.00	A	5,548,244

	California, General Obligation Bonds, Series 2004:
5,000	5.125%, 4/01/23	4/14 at 100.00	A	5,202,900
4,150	5.125%, 4/01/25	4/14 at 100.00	A	4,280,186

1,000	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/11 at 100.00	AAA	1,014,940
	Election of 2001, Series 2001A, 5.000%, 6/01/26 - MBIA Insured

18,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 1999C, 5.250%,	7/09 at 101.00	AAA	19,540,440
	7/01/24 - MBIA Insured

10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.000%,	7/12 at 100.00	AAA	11,471,841
	7/01/19 - MBIA Insured

3,335	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	3,625,945
	Series 2004A, 5.250%, 8/01/21 - FSA Insured

1,750	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2001,	8/08 at 101.00	AAA	1,813,000
	5.125%, 8/01/21 - FSA Insured

5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	5,588,300
	2003E, 5.250%, 7/01/20 - FSA Insured

2,560	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,676,685
	Series 2004, 5.000%, 8/01/23 - FGIC Insured

1,300	Ventura County Community College District, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	1,406,301
	5.000%, 8/01/15 - MBIA Insured

3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,776,562
	Bonds, Series 2003B, 5.000%, 8/01/21 - FSA Insured

	Tax Obligation/Limited - 39.1% (26.7% of Total Investments)

	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital Improvement
	Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 - FSA Insured	11/11 at 100.00	AAA	1,218,292
1,165	5.375%, 11/01/19 - FSA Insured	11/11 at 100.00	AAA	1,273,683

1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding Bonds,	9/12 at 100.00	AAA	2,071,192
	Series 2002A, 5.125%, 9/02/24 - FSA Insured

7,400	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	8,054,900

2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,042,760
	Facilities District 90-2, Talega, Series 2003, 6.000%, 9/01/33

3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/08 at 102.00	AAA	3,780,089
	District 2, Series 1998A, 5.250%, 9/01/17 - MBIA Insured

1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,134,371
	6.000%, 9/01/34

3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.500%,	3/12 at 101.00	AAA	4,353,563
	3/01/22 - AMBAC Insured

4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	4,959,945
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,178,920
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24

2,200	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	2,331,626
	2003A, 6.500%, 9/01/25

1,500	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	1,525,395
	2004, 6.000%, 9/01/34

5,000	Los Angeles County Metropolitan Transportation Authority, California, Second Senior Lien	7/08 at 101.00	AAA	5,107,550
	Proposition C Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured

10,000	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park and	10/07 at 101.00	AA	10,602,700
	Open Space District, Series 1997A, 5.000%, 10/01/16

9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AAA	9,728,632
	2001, 5.000%, 3/01/19 - MBIA Insured

5,545	Oakland Joint Power Financing Authority, California, Lease Revenue Refunding Bonds, Oakland	No Opt. Call	AAA	6,327,954
	Convention Centers, Series 2001, 5.500%, 10/01/14 - AMBAC Insured

3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	3,647,162
	Redevelopment Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

4,000	Orange County Local Transportation Authority, California, Limited Sales Tax Revenue Refunding	No Opt. Call	AAA	4,410,200
	Bonds, Measure M, Series 1997A, 5.700%, 2/15/08 - AMBAC Insured

5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AAA	5,838,112
	Project, Series 2001A, 5.000%, 11/01/22 - MBIA Insured

1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	12/14 at 100.00	AAA	1,035,430
	Project Areas, Series 2004, 5.000%, 12/01/24 - AMBAC Insured

8,100	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	8,908,866
	Project, Series 2000, 5.750%, 6/15/33 - MBIA Insured

1,055	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series	12/11 at 101.00	AAA	1,164,203
	2001, 5.375%, 12/15/16 - AMBAC Insured

1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project Areas,	8/13 at 100.00	AAA	1,988,731
	Series 2003, 5.250%, 8/01/22 - MBIA Insured

5,815	Riverside County Public Financing Authority, California, Junior Lien Reassessment Revenue Bonds,	No Opt. Call	N/R	6,035,737
	Rancho Villages Project, Series 1999B, 6.000%, 9/02/07

1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home	9/13 at 100.00	BBB	1,736,057
	Park, Series 2003A, 5.750%, 9/15/38

1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	N/R	1,136,979
	Home Park, Series 2003B, 6.625%, 9/15/38

2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,831,600
	5.400%, 11/01/20 - AMBAC Insured

1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series	9/14 at 100.00	N/R	1,181,050
	2003C, 6.000%, 9/01/33

24,060	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/08 at 102.00	A	24,387,697
	Series 1998, 5.250%, 8/01/29

2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,894,322
	Series 2002B, 5.250%, 6/01/19 - AMBAC Insured

1,595	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,618,223
	District 99-1, Series 2003B, 6.000%, 9/01/24

2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	2,983,012
	01-1, Series 2003B, 7.000%, 9/01/38

1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	1,361,664
	01-1, Series 2004A, 6.125%, 9/01/39

2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 102.00	N/R	1,989,640
	01-1, Series 2004B, 6.000%, 9/01/39

	Transportation - 19.7% (13.4% of Total Investments)

8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/10 at 101.00	BBB-	8,180,074
	Series 1999, 5.750%, 1/15/40

8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%, 8/01/18	8/11 at 100.00	AAA	9,235,539
	(Alternative Minimum Tax) - AMBAC Insured

23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	24,416,800
	Tax) - FGIC Insured

5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 101.00	AAA	5,194,400
	Second Series, Issue 13B, 5.625%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured

23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	24,421,992
	Second Series 2000, Issue 24A, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

	U.S. Guaranteed *** - 1.6% (1.1% of Total Investments)

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AAA	5,656,900
	(Pre-refunded to 7/01/10) - MBIA Insured

	Utilities - 12.8% (8.7% of Total Investments)

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	2,741,575
9,750	5.125%, 5/01/18	5/12 at 101.00	A2	10,351,770

3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue	11/13 at 100.00	AAA	3,870,633
	Bonds, Series 2003, 5.250%, 11/01/23 - FSA Insured

7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	7,498,190
	5.250%, 7/01/21 - FSA Insured

8,370	Los Angeles Department of Water and Power, California, Power System Revenue Refunding Bonds, Series	7/11 at 100.00	AAA	9,119,282
	2001A-2, 5.375%, 7/01/19 - MBIA Insured

1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,262,808
	5.000%, 7/01/21 - MBIA Insured

7,000	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	7,223,020
	2001, 6.750%, 9/01/31

4,000	Modesto Irrigation District, California, Certificates of Participation, Capital Improvements,	7/14 at 100.00	AAA	4,277,960
	Series 2004A, 5.000%, 7/01/18 - FSA Insured

	Water and Sewer - 11.1% (7.6% of Total Investments)

11,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	11,743,270
	Series 2001W, 5.250%, 12/01/22 - FSA Insured

14,000	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+	14,611,100
	5.375%, 8/15/29

8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	8,366,077

5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series	11/12 at 100.00	AAA	5,432,335
	2002A, 5.000%, 11/01/18 - MBIA Insured

$504,950	Total Long-Term Investments (cost $506,944,750) - 146.6%			531,611,244

	Other Assets Less Liabilities - 1.7%			5,998,736

	Preferred Shares, at Liquidation Value - (48.3)%			(175,000,000)

	Net Assets Applicable to Common Shares - 100%			$362,609,980

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $506,762,406.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$26,235,283
	Depreciation	(1,386,445)

	Net unrealized appreciation of investments	$24,848,838

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.